Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 81,817	$ (102,323)	$ 351,475
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	220,835	207,114	175,500
Deferred income taxes	7,716	(74,874)	98,093
Reduction in value of assets	32,004	212,527
Reduction in value of equity-method investments		36,486
Stock based and performance share unit compensation expense, net	27,207	11,785	12,182
Retirement and deferred compensation plans expense, net	4,825	1,550	15,255
(Earnings) losses from equity-method investments, net of cash received	2,905	28,606	(7,102)
Amortization of debt acquisition costs and note discount	23,954	21,744	19,963
Gain on sale of businesses	(1,083)	(2,084)	(40,946)
Other reconciling items, net	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Receivables	(89,800)	25,609	(77,565)
Inventory and other current assets	85,687	(51,320)	(184,602)
Accounts payable	20,303	(24,637)	20,252
Accrued expenses	14,754	(41,264)	(5,917)
Decommissioning liabilities	(1,759)		(6,160)
Income taxes	10,510	(2,301)	12,434
Other, net	20,806	29,485	19,497
Net cash provided by operating activities	455,973	276,103	402,359
Cash flows from investing activities:
Payments for capital expenditures	(323,244)	(286,277)	(453,861)
Acquisitions of businesses, net of cash acquired	(276,077)	(1,247)	(8,410)
Cash proceeds from sale of businesses, net of cash sold	5,250	7,716	155,312
Cash contributed to equity-method investment		(8,694)
Other	(9,402)	(3,769)	(3,578)
Net cash used in investing activities	(603,473)	(292,271)	(310,537)
Cash flows from financing activities:
Net borrowings from revolving line of credit	(2,000)	177,000
Principal payments on long-term debt	(810)	(810)	(810)
Payment of debt acquisition costs	(5,182)	(2,308)
Proceeds from exercise of stock options	927	375	4,274
Tax benefit from exercise of stock options	560	170	5,411
Proceeds from issuance of stock through employee benefit plans	1,891	1,958	1,558
Purchase and retirement of stock			(103,784)
Other	(3,443)
Net cash provided by (used in) financing activities	(8,057)	176,385	(93,351)
Effect of exchange rate changes on cash	(221)	1,435	(5,267)
Net increase (decrease) in cash and cash equivalents	(155,778)	161,652	(6,796)
Cash and cash equivalents at beginning of year	206,505	44,853	51,649
Cash and cash equivalents at end of year	$ 50,727	$ 206,505	$ 44,853